Reconciliation of Net Cash Flow to Movement in Net Debt - Summary of Analysis of Changes in Net Debt (Detail) £ in Millions	12 Months Ended
Dec. 31, 2019 GBP (£)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	£ (25,902)
IFRS 16 Implementation	(1,303)
Exchange	914
Debt Acquired	(524)
Other	80
Profit and loss	(904)
Cash flow	(2,395)
Ending balance	(30,034)
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(5,521)
IFRS 16 Implementation	(229)
Exchange	348
Debt Acquired	(464)
Other	(1)
Reclassification	(1,758)
Cash flow	1,090
Ending balance	(6,535)
Long Term Borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(20,271)
IFRS 16 Implementation	(1,074)
Exchange	755
Debt Acquired	(60)
Other	(104)
Profit and loss	(27)
Reclassification	1,758
Cash flow	(4,567)
Ending balance	(23,590)
Total Debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(21,621)
IFRS 16 Implementation	(1,303)
Exchange	1,015
Debt Acquired	(524)
Other	(105)
Profit and loss	(27)
Cash flow	(2,650)
Ending balance	(25,215)
Accrued interest [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(239)
Exchange	1
Other	(3)
Profit and loss	(898)
Cash flow	895
Ending balance	(244)
Commercial paper [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(630)
Exchange	109
Cash flow	(3,065)
Ending balance	(3,586)
European/US Medium Term Notes and Bank Facilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(4,849)
Exchange	233
Debt Acquired	(445)
Other	(1)
Reclassification	(1,756)
Cash flow	4,160
Ending balance	(2,658)
Lease liabilities [Member] | Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(24)
IFRS 16 Implementation	(229)
Exchange	4
Debt Acquired	(19)
Other	5
Reclassification	(2)
Cash flow	25
Ending balance	(240)
Lease liabilities [Member] | Long Term Borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(44)
IFRS 16 Implementation	(1,074)
Exchange	40
Debt Acquired	(60)
Other	(101)
Reclassification	2
Cash flow	227
Ending balance	(1,010)
Other [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(18)
Exchange	2
Other	(5)
Cash flow	(30)
Ending balance	(51)
European/US Medium Term Notes and Bank Facilities Non-current [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(20,227)
Exchange	715
Other	(3)
Profit and loss	(27)
Reclassification	1,756
Cash flow	(4,794)
Ending balance	(22,580)
Liquid Investments [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	84
Exchange	(6)
Cash flow	1
Ending balance	79
Cash and cash equivalents [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	3,874
Exchange	(86)
Reclassification	(22)
Cash flow	941
Ending balance	4,707
Cash and cash equivalents - AHFS [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	485
Reclassification	22
Ending balance	507
Overdrafts [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(272)
Exchange	4
Cash flow	(115)
Ending balance	(383)
Cash and cash equivalents and overdrafts [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	4,087
Exchange	(82)
Cash flow	826
Ending balance	4,831
Derivative financial instruments [member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	129
Exchange	(1)
Other	188
Profit and loss	21
Cash flow	(2)
Ending balance	335
Other financing items [member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Exchange	(189)
Cash flow	£ 189